Nature of the Business	6 Months Ended
Jun. 30, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Nature of the Business

1. Nature of the Business

Freeline Therapeutics Holdings plc (the “Company”) is a clinical-stage biotechnology company developing transformative adeno-associated virus (“AAV”) vector-mediated gene therapies for patients suffering from inherited systemic debilitating diseases. The Company is headquartered in the United Kingdom (“U.K.”) and has operations in Germany and the United States (“U.S.”).

The Company is a public limited company incorporated pursuant to the laws of England and Wales. On August 11, 2020, the Company completed its initial public offering (“IPO”) of American Depositary Shares (“ADSs”). In the IPO, the Company sold an aggregate of 9,951,591 ADSs representing the same number of ordinary shares, including 1,128,062 ADSs pursuant to the underwriters’ option to purchase additional ADSs, at an IPO price of $18.00 per ADS. Net proceeds were approximately $161.8 million after deducting underwriting discounts and commissions and offering expenses paid by the Company.

Freeline Therapeutics Holdings plc is the successor to Freeline Therapeutics Holdings Limited (the “Predecessor”) and the financial information for periods prior to the incorporation of the Company represents that of the Predecessor. In connection with the IPO, the Company completed a corporate reorganization. In connection with the corporate reorganization, the different classes of ordinary shares were converted into a single class of ordinary shares and such ordinary shares were consolidated and subdivided to reflect an approximately 1-for-0.159 reverse split of such ordinary shares (see Note 6).

Going Concern

In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern.

The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. Product candidates currently under development will require significant additional research and development efforts, including preclinical and clinical testing and regulatory approval, prior to commercialization. These efforts require significant amounts of capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from its product sales.

The Company has funded its operations primarily with proceeds from the sale of its equity securities. The Company has incurred recurring losses since its inception, including net losses of $74.8 million and $33.3 million for the six months ended June 30, 2021 and 2020, respectively. In addition, the Company had an accumulated deficit of $290.8 million as of June 30, 2021.

The net cash used in operating and investing activities was $70.2 million for the six months ended June 30, 2021. The Company believes the cash on hand at June 30, 2021 of $164.7 million will be sufficient to fund the Company’s operations for more than 12 months from the issuance date of these unaudited condensed consolidated financial statements. The future viability of the Company beyond that point is dependent on its ability to raise additional capital to finance its operations.

The Company continues to assess its business plans and the impact the COVID-19 pandemic may have on its ability to advance the testing, development and manufacturing of its drug candidates, including as a result of adverse impacts on the research sites, service providers, vendors, or suppliers on whom it relies, or to raise financing to support the development of its drug candidates. No assurances can be given that this analysis will enable it to avoid part or all of any impact from the spread of COVID-19, including variant strains of COVID-19, or its consequences, including downturns in business sentiment generally or in its sector in particular. The COVID-19 pandemic has presented a substantial public health and economic challenge around the world. The Company’s business operations have been impacted to varying degrees. In addition, the responses to COVID-19 by healthcare providers and regulatory agencies have caused disruptions, including interruptions in the Company’s preclinical and clinical trial activities, as well as delays and other disruptions in its manufacturing and supply chain, which the Company also expects will continue for the remainder of the year and possibly beyond 2021. The Company cannot presently predict the scope and severity of any potential business shutdowns or disruptions, but if the Company or any of the third parties on whom it relies or with whom it conducts business were to experience shutdowns or other business disruptions, its ability to conduct business in the manner and on the timelines presently planned could be materially and adversely impacted.